UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/ Gerald L. Hill     Souderton, PA     February 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

28-03799 Name Change     Formerly Union National Bank & Trust Co

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $205,238 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3192    56854 SH       OTHER                   56854        0        0
ADOBE SYS INC                  COM              00724F101     2476    57949 SH       OTHER                   57949        0        0
AETNA INC NEW                  COM              00817Y108     3489    60435 SH       OTHER                   60435        0        0
AIR PRODS & CHEMS INC          COM              009158106     4999    50689 SH       OTHER                   50689        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      212     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     3420    65472 SH       OTHER                   65472        0        0
AMGEN INC                      COM              031162100      956    20589 SH       OTHER                   20589        0        0
ANADARKO PETE CORP             COM              032511107     3655    55639 SH       OTHER                   55639        0        0
APPLE INC                      COM              037833100     4038    20387 SH       OTHER                   20387        0        0
AT&T INC                       COM              00206R102     2775    66769 SH       OTHER                   66769        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3880    94049 SH       OTHER                   94049        0        0
BB&T CORP                      COM              054937107      762    24831 SH       OTHER                   24831        0        0
BEST BUY INC                   COM              086516101      854    16225 SH       OTHER                   16225        0        0
CAPITAL ONE FINL CORP          COM              14040H105      950    20095 SH       OTHER                   20095        0        0
CATERPILLAR INC DEL            COM              149123101     1712    23590 SH       OTHER                   23590        0        0
CHEVRON CORP NEW               COM              166764100      442     4737 SH       OTHER                    4737        0        0
CISCO SYS INC                  COM              17275R102     2805   103609 SH       OTHER                  103609        0        0
CIT GROUP INC                  COM              125581108     1472    61264 SH       OTHER                   61264        0        0
CITIGROUP INC                  COM              172967101     2076    70516 SH       OTHER                   70516        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1013    55888 SH       OTHER                   55888        0        0
CONOCOPHILLIPS                 COM              20825C104     3446    39023 SH       OTHER                   39023        0        0
CVS CAREMARK CORPORATION       COM              126650100     1020    25658 SH       OTHER                   25658        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1756    54398 SH       OTHER                   54398        0        0
E M C CORP MASS                COM              268648102     1757    94808 SH       OTHER                   94808        0        0
EATON CORP                     COM              278058102      630     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1641    49455 SH       OTHER                   49455        0        0
EXELON CORP                    COM              30161N101     6901    84525 SH       OTHER                   84525        0        0
EXXON MOBIL CORP               COM              30231G102     8010    85498 SH       OTHER                   85498        0        0
FRANKLIN RES INC               COM              354613101     2455    21455 SH       OTHER                   21455        0        0
GENERAL ELECTRIC CO            COM              369604103     4377   118065 SH       OTHER                  118065        0        0
GENERAL MLS INC                COM              370334104     1678    29443 SH       OTHER                   29443        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3132    62160 SH       OTHER                   62160        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2400    11159 SH       OTHER                   11159        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3378   231817 SH       OTHER                  231817        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      407    32543 SH       OTHER                   32543        0        0
HEWLETT PACKARD CO             COM              428236103      651    12888 SH       OTHER                   12888        0        0
HONEYWELL INTL INC             COM              438516106     3877    62970 SH       OTHER                   62970        0        0
INTEL CORP                     COM              458140100     2594    97313 SH       OTHER                   97313        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3238    29955 SH       OTHER                   29955        0        0
JOHNSON & JOHNSON              COM              478160104     3944    59133 SH       OTHER                   59133        0        0
JP MORGAN CHASE & CO           COM              46625H100      207     4748 SH       OTHER                    4748        0        0
KIMBERLY CLARK CORP            COM              494368103     2010    28982 SH       OTHER                   28982        0        0
KNBT BANCORP INC               COM              482921103      217    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2886    27244 SH       OTHER                   27244        0        0
LOCKHEED MARTIN CORP           COM              539830109      224     2130 SH       OTHER                    2130        0        0
MCGRAW HILL COS INC            COM              580645109     2128    48576 SH       OTHER                   48576        0        0
MEDTRONIC INC                  COM              585055106     2006    39914 SH       OTHER                   39914        0        0
MERCK & CO INC                 COM              589331107      888    15274 SH       OTHER                   15274        0        0
MORGAN STANLEY                 COM NEW          617446448     1863    35087 SH       OTHER                   35087        0        0
MOTOROLA INC                   COM              620076109      712    44395 SH       OTHER                   44395        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      477    31504 SH       OTHER                   31504        0        0
NIKE INC                       CL B             654106103     1888    29391 SH       OTHER                   29391        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2866    56816 SH       OTHER                   56816        0        0
PARKER HANNIFIN CORP           COM              701094104      407     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     3970    52308 SH       OTHER                   52308        0        0
PNC FINL SVCS GROUP INC        COM              693475105      832    12680 SH       OTHER                   12680        0        0
PPL CORP                       COM              69351T106     9174   176126 SH       OTHER                  176126        0        0
PROCTER & GAMBLE CO            COM              742718109     4157    56617 SH       OTHER                   56617        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     2564    26096 SH       OTHER                   26096        0        0
QUALCOMM INC                   COM              747525103     2307    58629 SH       OTHER                   58629        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      140    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     3963    40285 SH       OTHER                   40285        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      777    22015 SH       OTHER                   22015        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      271     9400 SH       SOLE                     9400        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     1354    41395 SH       OTHER                   41395        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5927   204891 SH       OTHER                  204891        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      491    18421 SH       OTHER                   18421        0        0
STARBUCKS CORP                 COM              855244109      923    45113 SH       OTHER                   45113        0        0
STRYKER CORP                   COM              863667101     2142    28671 SH       OTHER                   28671        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      374    20282 SH       OTHER                   20282        0        0
SYSCO CORP                     COM              871829107     1463    46873 SH       OTHER                   46873        0        0
TEXAS INSTRS INC               COM              882508104     3019    90396 SH       OTHER                   90396        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3839    50155 SH       OTHER                   50155        0        0
UNIVEST CORP PA                COM              915271100    23629  1119330 SH       OTHER                 1119330        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2855    40762 SH       OTHER                   40762        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2793    63931 SH       OTHER                   63931        0        0
WACHOVIA CORP NEW              COM              929903102     2523    66340 SH       OTHER                   66340        0        0
WALGREEN CO                    COM              931422109     1353    35536 SH       OTHER                   35536        0        0
WELLS FARGO & CO NEW           COM              949746101     3149   104300 SH       OTHER                  104300        0        0